Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
VB-INV-SUSTK-1125-106 1.9897823.106	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
VBAL-SUSTK-1125-106 1.9897822.106	November 18, 2025